MATERIAL ACCOUNTING POLICIES - Disclosure of detailed information about estimated useful life (Details)	12 Months Ended
Dec. 31, 2024
Buildings and infrastructure [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	15 years
Buildings and infrastructure [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Mobile equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Mobile equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Machinery and equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Machinery and equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Vehicles [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Vehicles [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	7 years
Office furniture and office equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Office furniture and office equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years